IFRS 7 Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Risk Management Strategies

Market risk management strategy is governed by the Global Asset Liability Committee which oversees the overall market and liquidity risk program. Our overall strategy to manage our market risks incorporates several component strategies, each targeted to manage one or more of the market risks arising from our businesses. At an enterprise level, these strategies are designed to manage our aggregate exposures to market risks against limits associated with earnings and capital volatility.

The following table outlines our key market risks and identifies the risk management strategies which contribute to managing these risks.

Risk Management Strategy	Key Market Risk
	Publicly Traded Equity Performance Risk	Interest Rate and Spread Risk	Alternative Long-Duration Asset Performance Risk	Foreign Exchange Risk	Liquidity Risk
Product design and pricing	✓	✓	✓	✓	✓
Variable annuity guarantee dynamic hedging	✓	✓		✓	✓
Macro equity risk hedging	✓			✓	✓
Asset liability management	✓	✓	✓	✓	✓
Foreign exchange management				✓	✓
Liquidity risk management					✓

Schedule of Maturity of Financial Liabilities
The following table outlines the maturity of the Company’s significant financial liabilities.

Maturity of financial liabilities
(1)

As at December 31, 2020 ($ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Long-term debt	$–	$–	$–	$6,164	$6,164
Capital instruments	350	–	584	6,895	7,829
Derivatives	386	250	555	13,771	14,962
Deposits from bank clients (2)	16,783	2,591	1,515	–	20,889
Lease liabilities	116	115	47	75	353

(1)
 The amounts shown above are net of the related unamortized deferred issue costs.
(2)
 Carrying value and fair value of deposits from Bank clients as at December 31, 2020 was $20,889 million and $21,085 million, respectively (2019 – $21,488 million and $21,563 million, respectively). Fair value is determined by discounting contractual cash flows, using market interest rates currently offered for deposits with similar terms and conditions. All deposits from Bank clients were categorized in Level 2 of the fair value hierarchy (2019 – Level 2).

Summary of Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance
The table below shows selected information regarding the Company’s variable annuity and segregated fund investment-related guarantees gross and net of reinsurance.

Variable annuity and segregated fund guarantees, net of reinsurance

As at December 31, ($ millions)	2020			2019
	Guarantee value	Fund value	Amount at risk (3),(4)	Guarantee value	Fund value	Amount at risk (3),(4)
Guaranteed minimum income benefit	$4,277	$3,642	$837	$4,629	$3,696	$998
Guaranteed minimum withdrawal benefit	49,698	44,831	5,962	53,355	48,031	6,030
Guaranteed minimum accumulation benefit	18,436	18,918	8	17,994	18,362	10
Gross living benefits (1)	72,411	67,391	6,807	75,978	70,089	7,038
Gross death benefits (2)	8,968	18,819	689	9,555	17,186	802
Total gross of reinsurance	81,379	86,210	7,496	85,533	87,275	7,840
Living benefits reinsured	3,672	3,157	694	3,977	3,199	832
Death benefits reinsured	677	534	282	718	500	318
Total reinsured	4,349	3,691	976	4,695	3,699	1,150
Total, net of reinsurance	$77,030	$82,519	$6,520	$80,838	$83,576	$6,690

(1)
Where a policy includes both living and death benefits, the guarantee in excess of the living benefit is included in the death benefit category as outlined in footnote 2.
(2)
 Death benefits include standalone guarantees and guarantees in excess of living benefit guarantees where both death and living benefits are provided on a policy.
(3)
 Amount at risk
(in-the-money
amount) is the excess of guarantee values over fund values on all policies where the guarantee value exceeds the fund value and assumes that all claims are immediately payable. For guaranteed minimum death benefit, the amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. In practice, guaranteed death benefits are contingent and only payable upon the eventual death of policyholders if fund values remain below guarantee values. For guaranteed minimum withdrawal benefit, the amount at risk simplistically
assumes that the benefit is paid as a lump sum based on the withdrawal benefit guarantee value and does not recognize that actual
claims on this business will instead be paid as a lifetime annuity stream. Adjusting for the time value of money, the net amount at risk will be lower than presented. These benefits are also contingent and only payable at scheduled maturity/income start dates in the future, if the policyholders are still living and have not terminated their policies and fund values remain below guarantee values. For all guarantees, the amount at risk is floored at zero at the single contract level.
(4)
 The amount at risk net of reinsurance at December 31, 2020 was $6,520 million (2019 – $6,690 million) of which: US$4,182 million (2019 – US$3,995 million) was on our U.S. business, $964 million (2019 – $1,178 million) was on our Canadian business, US$71 million (2019 – US$104 million) was on our Japan business and US$111 million (2019 – US$145 million) was related to Asia (other than Japan) and our run-off
reinsurance business.

Summary of Investment Categories for Variable Contracts with Guarantees
Investment categories for variable contracts with guarantees

Variable contracts with guarantees, including variable annuities and variable life, are invested, at the policyholder’s discretion subject to contract limitations, in various fund types within the segregated fund accounts and other investments. The account balances by investment category are set out below.

As at December 31, ($ millions) Investment category	2020	2019
Equity funds	$47,348	$47,489
Balanced funds	42,414	42,448
Bond funds	11,944	11,967
Money market funds	2,113	1,732
Other fixed interest rate investments	1,992	1,975
Total	$105,811	$105,611

Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns

As at December 31, 2020 ($ millions)	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity to net income attributed to shareholders (4)
Variable annuity guarantees	$(3,150)	$(1,850)	$(800)	$600	$1,040	$1,350
General fund equity investments (5)	(1,350)	(840)	(410)	380	760	1,130
Total underlying sensitivity before hedging	(4,500)	(2,690)	(1,210)	980	1,800	2,480
Impact of macro and dynamic hedge assets (6)	2,420	1,410	600	(620)	(1,110)	(1,480)
Net potential impact on net income attributed to shareholders after impact of hedging	$(2,080)	$(1,280)	$(610)	$360	$690	$1,000

As at December 31, 2019 ($ millions)	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity to net income attributed to shareholders (4)
Variable annuity guarantees	$(3,270)	$(1,930)	$(860)	$620	$1,060	$1,360
General fund equity investments (5)	(1,140)	(720)	(330)	340	680	1,020
Total underlying sensitivity before hedging	(4,410)	(2,650)	(1,190)	960	1,740	2,380
Impact of macro and dynamic hedge assets (6)	2,690	1,580	670	(580)	(1,020)	(1,340)
Net potential impact on net income attributed to shareholders after impact of hedging	$(1,720)	$(1,070)	$(520)	$380	$720	$1,040

(1)
See “Caution Related to Sensitivities” above.
(2)
 The tables above show the potential impact on net income attributed to shareholders resulting from an immediate 10%, 20% and 30% change in market values of publicly traded equities followed by a return to the expected level of growth assumed in the valuation of policy liabilities, excluding impacts from asset-based fees earned on assets under management and policyholder account value.
(3)
 Please refer to “Sensitivity of Earnings to Changes in Assumptions” section below for more information on the level of growth assumed and on the net income sensitivity to changes in these long-term assumptions.
(4)
 Defined as earnings sensitivity to a change in public equity markets including settlements on reinsurance contracts, but before the offset of hedge assets or other risk mitigants.
(5)
 This impact for general fund equity investments includes general fund investments supporting our policy liabilities, investment in seed money investments (in segregated and mutual funds made by Corporate and Other segment) and the impact on policy liabilities related to the projected future fee income on variable universal life and other unit linked products. The impact does not include: (i) any potential impact on public equity weightings; (ii) any gains or losses on AFS public equities held in the Corporate and Other segment; or (iii) any gains or losses on public equity investments held in Manulife Bank. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in equity markets.
(6)
 Includes the impact of rebalancing equity hedges in the macro and dynamic hedging program. The impact of dynamic hedge rebalancing represents the impact of rebalancing equity hedges for dynamically hedged variable annuity guarantee best estimate liabilities at 5% intervals but does not include any impact in respect of other sources of hedge ineffectiveness (e.g. fund tracking, realized volatility and equity, interest rate correlations different from expected among other factors).

Summary of Potential Impact on Net Income Attributed to Shareholders and MLI's LICAT Total Ratio of an Immediate Parallel Change in Interest Rates Relative to Rates Assumed in the Valuation of Policy Liabilities
Potential impact on net income attributed to shareholders and MLI’s LICAT total ratio of an immediate parallel change in interest rates relative to rates assumed in the valuation of policy liabilities
(1),(2),(3),(4)

	2020			2019
As at December 31,	-50bp		+50bp	-50bp	+50bp
Net income attributed to shareholders ($ millions)
Excluding change in market value of AFS fixed income assets held in the Corporate and Other segment	$	nil	$(100)	$(100)	$(100)
From fair value changes in AFS fixed income assets held in the Corporate and Other segment, if realized		2,100	(1,900)	1,700	(1,600)

MLI’s LICAT total ratio (Percentage points)
LICAT total ratio change in percentage points (5)		8	(7)	4	(4)

(1)
 See “Caution Related to Sensitivities” above. In addition, estimates exclude changes to the net actuarial gains/losses with respect to the Company’s pension obligations as a result of changes in interest rates, as the impact on the quoted sensitivities is not considered to be material.
(
2
)
Includes guaranteed insurance and annuity products, including variable annuity contracts as well as adjustable benefit products where benefits are generally adjusted as interest rates and investment returns change, a portion of which have minimum credited rate guarantees. For adjustable benefit products subject to minimum rate guarantees, the sensitivities are based on the assumption that credited rates will be floored at the minimum.
(
3
)
The amount of gain or loss that can be realized on AFS fixed income assets held in the Corporate and Other segment will depend on the aggregate amount of unrealized gain or loss.
(
4
)
Sensitivities are based on projected asset and liability cash flows and the impact of realizing fair value changes in AFS fixed income is based on the holdings at the end of the period.

Alternative Long-Duration Asset Performance Risk [member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads

As at December 31, ($ millions)	2020		2019
	-10%	+10%	-10%	+10%
Net income attributed to shareholders
Real estate, agriculture and timber assets	$(1,600)	$1,400	$(1,300)	$1,200
Private equities and other ALDA	(2,000)	1,900	(1,800)	1,700
Total	$(3,600)	$3,300	$(3,100)	$2,900
MLI’s LICAT total ratio (change in percentage points)	(5)	4	(5)	4

(1) See “Caution Related to Sensitivities ” above.
(2) This impact is calculated as at a point-in-time impact and does not include: (i) any potential impact on ALDA weightings or (ii) any gains or losses on ALDA held in the Corporate and Other segment.
(3) The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in ALDA returns. For some classes of ALDA, where there is not an appropriate long-term benchmark available, the return assumptions used in valuation are not permitted by the Standards of Practice and CIA guidance to result in a lower reserve than an assumption based on a historical return benchmark for public equities in the same jurisdiction.
(4) Net income impact does not consider any impact of the market correction on assumed future return assumptions.
(5) Please refer to “Sensitivity of Earnings to Changes in Assumptions” section below for more information on the level of growth assumed and on the net income sensitivity to changes in these long-term assumptions.
(6) The impact of changes to the portfolio asset mix supporting our North American legacy businesses are reflected in the sensitivities when the changes take place.

Corporate and swap spreads [Member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads

Corporate spreads (4),(5)	2020		2019
As at December 31,	-50bp	+50bp	-50bp	+50bp
Net income attributed to shareholders ($ millions)	$(1,000)	$900	$(800)	$800
MLI’s LICAT total ratio (change in percentage points) (6)	(4)	4	(7)	5

Swap spreads	2020				2019
As at December 31,	-20bp		+20bp		-20bp	+20bp
Net income attributed to shareholders ($ millions)	$	nil	$	nil	$100	$(100)
MLI’s LICAT total ratio (change in percentage points) (6)		nil		nil	nil	nil

(1)

See “Caution Related to Sensitivities” above.
(2)
 The impact on net income attributed to shareholders assumes no gains or losses are realized on our AFS fixed income assets held in the Corporate and Other segment and excludes the impact of changes in segregated fund bond values due to changes in credit spreads. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in corporate and swap spreads.
(3)
 Sensitivities are based on projected asset and liability cash flows.
(4)
 Corporate spreads are assumed to grade to the long-term average over five years.
(5)
 As the sensitivity to a 50 basis point decline in corporate spreads includes the impact of a change in deterministic reinvestment scenarios where applicable, the impact of changes to corporate spreads for less than, or more than, the amounts indicated are unlikely to be linear.

(6)
 LICAT impacts include realized and unrealized fair value change in AFS fixed income assets. Under LICAT, spread movements are determined from a selection of investment grade bond indices with BBB and better bonds for each jurisdiction. For LICAT, we use the following indices: FTSE TMX Canada All Corporate Bond Index, Barclays USD Liquid Investment Grade Corporate Index, and
Nomura-BPI
(Japan). LICAT impacts presented for corporate spreads do not reflect the impact of the scenario switch discussed below.